Description of Organization and Business Operations - Additional Information (Detail)							3 Months Ended		12 Months Ended
	Jan. 12, 2023 USD ($) $ / shares	Jan. 12, 2023 USD ($) $ / shares	Jan. 12, 2023 USD ($) shares $ / shares	Jan. 12, 2023 USD ($) $ / shares	Jan. 09, 2023 USD ($)	Jan. 12, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Sep. 09, 2020 $ / shares
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Gross proceeds from initial public offering									$ 0	$ 375,000,000
Proceeds from sale of private placement units									$ 0	10,000,000
Sale of stock price per unit | $ / shares						$ 10
Shares redemption obligation percentage							100.00%		100.00%
Interest to pay dissolution expenses							$ 100,000		$ 100,000
Amount available in operating bank account							591		591
Working capital							1,800,000		604,000
Receipt from capital contribution							25,000		25,000
Payment to acquire restricted investments						$ 375,000,000	$ 720,000	$ 0	$ 0	375,000,000
Restricted investments term.						185 days
Minimum share price of the residual assets remaining available for distribution | $ / shares							$ 10		$ 10
Due to related parties current							$ 727,324		$ 363,744
Description of time limit on contribution of loan					five (5) business days
Cash							$ 591		$ 591	160,991
Short-Term Debt					$ 1,440,000
Stock redemption price | $ / shares	$ 10.15	$ 10.15	$ 10.15	$ 10.15
Stock Redeemed or Called During Period, Value		$ 334,200,000
Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Offering costs						$ 10,000
Proceeds from sale of private placement units						$ 10,000,000
Class of warrants and rights issued during the period | shares						6,666,667
Class of warrants and rights issued, price per warrant | $ / shares						$ 1.5
Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Description of time limit on contribution of loan					five (5) business days
Short-Term Debt					$ 1,440,000
Stock redemption price | $ / shares	10.15	$ 10.15	10.15	$ 10.15
Stock Redeemed or Called During Period, Value		$ 334,200,000
Warrant [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Debt Instrument, Convertible, Number of Equity Instruments				1,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares	1.5	$ 1.5	$ 1.5	$ 1.5
Warrant [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Debt Instrument, Convertible, Number of Equity Instruments			1,500,000	1,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares	1.5	1.5	$ 1.5	$ 1.5
World View [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ordinary shares, par value | $ / shares	0.00001	$ 0.00001	0.00001	0.00001
Business combination, consideration transferred		$ 350,000,000
World View [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Business combination, consideration transferred		$ 350,000,000
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage of fair market value of business acquisition to trust account balance							80.00%		80.00%
Ownership percentage to be acquired for not to be registered as an investment company							50.00%		50.00%
Net tangible assets							$ 5,000,001		$ 5,000,001
Sponsor [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from unsecured and non-interest bearing promissory note							169,000		169,000
Due to related parties current							$ 0		$ 0	0
LHC Sponsor [Member] | Unsecured promissory note [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Debt Instrument, Face Amount	$ 2,160,000	2,160,000	$ 2,160,000	$ 2,160,000
Line of Credit Facility, Current Borrowing Capacity	$ 720,000	$ 720,000	$ 720,000	$ 720,000
Debt Instrument, Interest Rate, Stated Percentage	0.00%	0.00%	0.00%	0.00%
LHC Sponsor [Member] | Subsequent Event [Member] | Unsecured promissory note [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Description of time limit on contribution of loan	two (2) business days
Debt Instrument, Face Amount	$ 2,160,000	$ 2,160,000	$ 2,160,000	$ 2,160,000
Line of Credit Facility, Current Borrowing Capacity	$ 720,000	$ 720,000	$ 720,000	$ 720,000
Debt Instrument, Interest Rate, Stated Percentage	0.00%	0.00%	0.00%	0.00%
Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ordinary shares, par value | $ / shares	0.0001	0.0001	$ 0.0001	0.0001
Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Gross proceeds from initial public offering										$ 375,000,000
Common stock Issued | shares			32,924,036
Ordinary shares, par value | $ / shares	0.0001	0.0001	$ 0.0001	0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common Class A [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock Issued | shares			32,924,036
Ordinary shares, par value | $ / shares	0.0001	0.0001	$ 0.0001	0.0001
Common Class B [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ordinary shares, par value | $ / shares	0.0001	0.0001	0.0001	0.0001			0.0001		0.0001	$ 0.0001
Common Class B [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ordinary shares, par value | $ / shares	0.0001	0.0001	0.0001	0.0001
Common Class B [Member] | Sponsor [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ordinary shares, par value | $ / shares	0.0001	0.0001	0.0001	0.0001							$ 0.0001
Common Class B [Member] | Sponsor [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Public Shares [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of stock price per unit | $ / shares							$ 10		$ 10
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Offering costs						$ 21,300,000
Deferred underwriting commissions						13,100,000
Cash					720,000
IPO [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Cash					$ 720,000
IPO [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Shares redemption percentage							15.00%		15.00%
IPO [Member] | Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Gross proceeds from initial public offering						$ 375,000,000
Common stock Issued | shares						37,500,000
Sale of stock price per unit | $ / shares						$ 10
Over-Allotment Option [Member] | Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock Issued | shares						2,500,000